OTHER EXPENSES (Disclosure of other expenses) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Other Expenses [Abstract]
Automotive	$ 30,339	$ 42,904
Bank fees	4,833	3,359
Dues and subscriptions	55,799	45,286
Freight and delivery	60,446	5,757
Meals and entertainment	60,863	61,815
Other expenses	41,096	40,294
Property taxes	31,666	2,387
Repairs and maintenance	76,529	31,539
Telephone	19,679	6,909
Utilities	35,039	5,025
Total other expenses	$ 416,289	$ 245,275